NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (INVESTMENTS IN LEASE EQUITY) (Detail)	0 Months Ended
	Nov. 30, 2014	Dec. 29, 2014	Dec. 31, 2014
Springerville Unit 1
Equity Method Investment, Ownership Percentage		14.10%
Equity Method Investment, Ownership Period	Prior to December 2014
Springerville Common Facilities
Equity Method Investment, Ownership Percentage			7.00%